COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Lease liability
	December 31, 2021	December 31, 2020
Current portion included in accrued liabilities	$107,192	$60,379
Long term lease liability	183,589	-
	$290,781	$60,379

Operating lease liability maturity
Year ending December 31,
2022	$32,047
2023	129,797
2024	65,702

Total lease payments	$227,546
Less: Imputed interest	(15,956)
Operating lease liability	$211,590

Year ending December 31,
2022	$126,612
2023	129,797
2024	65,702

Total lease payments	$322,111
Less: Imputed interest	(31,330)
Operating lease liability	$290,781